Long-Term Debt - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	May 26, 2022	May 31, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Outstanding principal amount of term loan			$ 120,313,000		$ 121,875,000
Amortization expense related to debt issuance costs			$ 195,000	$ 55,000	589,000	$ 222,000
Loss from extinguishment of debt					$ (445,000)
Line of Credit | Bank of America Term Loan
Debt Instrument [Line Items]
Term loan face amount		$ 50,000,000
Debt instrument interest rate, terms			LIBOR + 300 Basis Points (BPS)		LIBOR + 300 Basis Points (BPS)
Outstanding principal amount of term loan					$ 0	37,500,000
Line of credit facility, maximum borrowing capacity			$ 10,000,000		$ 10,000,000
Line of credit facility maturity month and year			2024-05		2024-05
Line of credit drawn			$ 0	0	$ 0	0
Interest expense		$ 1,108,000
Amortization expense related to debt issuance costs				55,000	91,000	222,000
Loss from extinguishment of debt			$ (445,000)		$ (445,000)
Line of Credit | Truist Term Loan
Debt Instrument [Line Items]
Term loan face amount	$ 125,000,000
Interest rate			7.41%		6.92%
Periodic payments			$ 1,563,000		$ 1,563,000
Frequency of periodic payments			quarterly		quarterly
Outstanding principal amount of term loan			$ 120,313,000		$ 121,875,000
Term loan maturity date			May 26, 2027		May 26, 2027
Proceeds from line of credit			$ 0		$ 0
Covenant description			In addition, the Credit Agreement is subject to (i) a maximum total net leverage ratio and (ii) a minimum fixed charge coverage ratio. The Company must maintain a total net leverage ratio of less than or equal to (i) 4.25:1.00, with respect to the fiscal quarter ending September 30, 2022 through and including the fiscal quarter ending March 31, 2023, (ii) 4.00:1.00, with respect to the fiscal quarter ending June 30, 2023 through and including March 31, 2024, and (iii) 3.75:1.00 thereafter. Beginning with the third fiscal quarter of 2022, the Company must not permit the Consolidated Fixed Charge Coverage Ratio to be less than 1.25:1.00. Both financial covenants are tested quarterly.		In addition, the Credit Agreement is subject to (i) a maximum total net leverage ratio and (ii) a minimum fixed charge coverage ratio. The Company must maintain a total net leverage ratio of less than or equal to (i) 4.25:1.00, with respect to the fiscal quarter ending September 30, 2022 through and including the fiscal quarter ending March 31, 2023, (ii) 4.00:1.00, with respect to the fiscal quarter ending June 30, 2023 through and including March 31, 2024, and (iii) 3.75:1.00 thereafter. Beginning with the third fiscal quarter of 2022, the Company must not permit the Consolidated Fixed Charge Coverage Ratio to be less than 1.25:1.00. Both financial covenants are tested quarterly.
Covenant compliance			The Company was in compliance with all required covenants associated with the Credit Agreement as of March 31, 2023.		The Company was in compliance with all required covenants associated with the Credit Agreement as of December 31, 2022.
Company incurred lender's fees and related attorney's fees	$ 4,036,000
Amortization expense related to debt issuance costs			$ 195,000		$ 498,000
Line of Credit | Truist Term Loan | Minimum
Debt Instrument [Line Items]
Fixed charge coverage ratio			1.25		1.25
Line of Credit | Truist Term Loan | Leverage Ratio with Respect to September 30, 2022 through March 31, 2023 | Maximum
Debt Instrument [Line Items]
Net leverage ratio			4.25		4.25
Line of Credit | Truist Term Loan | Leverage Ratio with Respect to June 30, 2023 through March 31, 2024 | Maximum
Debt Instrument [Line Items]
Net leverage ratio			4		4
Line of Credit | Truist Term Loan | Leverage Ratio, Thereafter | Maximum
Debt Instrument [Line Items]
Net leverage ratio			3.75		3.75
Line of Credit | Truist Term Loan | SOFR Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	2.50%
Line of Credit | Truist Term Loan | SOFR Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	2.75%
Line of Credit | Truist Term Loan | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	1.50%
Line of Credit | Truist Term Loan | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	1.75%
Line of Credit | Bank of America Term Loan and Truist Term Loan
Debt Instrument [Line Items]
Amortization expense related to debt issuance costs			$ 195,000	$ 55,000	$ 589,000	$ 222,000
Revolving Credit Facility | Truist Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 50,000,000		$ 50,000,000